Long-Term Debt - Credit Facilities And Senior Notes (Details) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 05, 2016 USD ($)	Jun. 23, 2014 USD ($)	Jun. 19, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 21, 2015 USD ($)	Dec. 17, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 15, 2014 USD ($)
Debt Instruments
Principal amount due				$ 0	$ 35,000
Proceeds from long-term debt				$ 66,667	$ 133,333			$ 590,000
Weighted average interest rate				4.40%	4.50%			3.80%
Total interest incurred on long-term debt				$ 32,887	$ 25,926			$ 13,338
Debt instrument, remaining borrowing capacity				0	66,700
Line of credit facility, commitment fee amount				2	15			$ 360
Dynagas Holding Ltd
Debt Instruments
Principal amount due				0	35,000
Credit facility amount drawn down				$ 0	0
Dynagas Holding Ltd | Lena River
Debt Instruments
Principal amount due						$ 35,000
$250.0 Million Senior Unsecured Notes due 2019
Debt Instruments
Principal amount									$ 250,000
Debt Instrument, Maturity Date				Oct. 30, 2019
Senior notes, terms				The Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year.
Senior notes interest rate				6.25%
$340 million Credit Suisse Senior Secured Revolving Credit Facility
Debt Instruments
Principal amount			$ 340,000
Line of credit facility, frequency of payments				quarterly
Line of credit facility, repayment installments			28
Line of credit facility, expiration date				Mar. 31, 2021
Debt instrument, periodic payment terms, balloon payment			$ 200,000
Debt Instrument, Periodic Payment			$ 5,000
Amount repaid		$ 214,100
Credit facility amount drawn down		$ 340,000
Debt instrument, description of variable rate basis			LIBOR
$200 Million Term Loan Facility
Debt Instruments
Principal amount							$ 200,000
Line of credit facility, frequency of payments				quarterly
Line of credit facility, repayment installments							20
Proceeds from long-term debt						133,333
Debt instrument, description of variable rate basis							LIBOR
Debt instrument, remaining borrowing capacity					$ 66,700
Maturity Profile				5 years
$200 Million Term Loan Facility | Navajo And Solana
Debt Instruments
Proceeds from long-term debt	$ 66,700
$200 Million Term Loan Facility | Navajo
Debt Instruments
Principal amount							$ 100,000
Debt instrument, periodic payment terms, balloon payment							68,800
Debt Instrument, Periodic Payment							1,560
Proceeds from long-term debt						66,650
$200 Million Term Loan Facility | Solana
Debt Instruments
Principal amount							100,000
Debt instrument, periodic payment terms, balloon payment							68,800
Debt Instrument, Periodic Payment							$ 1,560
Proceeds from long-term debt						$ 66,650